Schedule of Investments February 28, 2023 (Unaudited)

Tortoise Energy Infrastructure and Income Fund

	Shares	Fair Value
Common Stocks - 53.3% (1)
Canada Crude Oil Pipelines - 2.3% (1)
Enbridge Inc.	304,484	$11,424,240
Canada Oil & Gas Production - 1.6% (1)
Ovintiv, Inc.	187,315	8,011,463
United Kingdom Renewables and Power Infrastructure - 0.5% (1)
Atlantica Sustainable Infrastructure plc	80,553	2,223,263
United States Crude Oil Pipelines - 4.3% (1)
Plains GP Holdings, L.P.	1,538,108	21,395,082
United States Gathering and Processing - 4.6% (1)
Equitrans Midstream Corporation	706,020	4,257,300
Targa Resources Corp.	249,098	18,458,162
		22,715,462
United States Natural Gas Gathering/Processing - 1.1% (1)
Hess Midstream LP	168,038	4,607,602
Kinetik Holdings, Inc.	40,684	1,210,349
		5,817,951
United States Natural Gas/Natural Gas Liquids Pipelines - 18.6% (1)
Cheniere Energy, Inc.	228,685	35,981,298
Kinder Morgan, Inc.	770,377	13,142,632
New Fortress Energy, Inc.	271,245	8,948,373
ONEOK, Inc.	187,694	12,284,572
The Williams Companies, Inc.	720,624	21,690,782
		92,047,657
United States Oil & Gas Production - 15.7% (1)
ConocoPhillips	178,975	18,497,066
Coterra Energy Inc.	432,396	10,796,928
Devon Energy Corporation	170,926	9,216,330
Diamondback Energy, Inc.	67,187	9,445,148
EQT Corporation	487,205	16,165,462
Pioneer Natural Resources Company	67,190	13,465,548
		77,586,482
United States Refined Product Pipelines - 1.8% (1)
Phillips 66	85,545	8,773,495
United States Renewables and Power Infrastructure - 2.8% (1)
Clearway Energy, Inc.	154,878	4,864,718
NextEra Energy Partners LP	137,123	9,085,770
		13,950,488
Total Common Stocks
(Cost $205,619,882)		263,945,583

Master Limited Partnerships - 24.4% (1)
United States Natural Gas Gathering/Processing - 2.8% (1)
Crestwood Equity Partners LP	80,135	1,981,739
Western Midstream Partners, LP	446,900	11,623,869
		13,605,608
United States Natural Gas Pipelines - 15.1% (1)
DCP Midstream, LP	838,485	35,031,903
Energy Transfer LP	2,063,943	26,129,519
Enterprise Products Partners L.P.	523,312	13,360,155
		74,521,577
United States Refined Product Pipelines - 6.5% (1)
Magellan Midstream Partners, L.P.	261,848	13,919,839
MPLX LP	532,817	18,451,453
		32,371,292
Total Master Limited Partnerships
(Cost $60,908,254)		120,498,477

	Par	Fair Value
Corporate Bonds - 19.3%(1)
Canada Crude Oil Pipelines - 0.7%(1)
Enbridge, Inc.
5.500% (3 Month LIBOR USD + 3.418%), 07/15/2077(2)	$4,000,000	3,697,476
United States Natural Gas Gathering/Processing - 8.5%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	6,370,000	6,020,828
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	3,575,000	3,596,861
6.625%, 07/15/2026 (3)	3,800,000	3,708,976
EnLink Midstream Partners, LP
4.850%, 07/15/2026	7,550,000	7,165,592
EnLink Midstream, LLC
5.375%, 06/01/2029	4,455,000	4,141,511
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	8,125,000	7,912,166
5.125%, 06/15/2028 (3)	4,050,000	3,719,611
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,537,000	5,604,192
		41,869,737
United States Natural Gas Pipelines - 3.6%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	9,125,000	9,870,784
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	850,000	790,306
5.500%, 01/15/2028 (3)	7,925,000	7,124,893
		17,785,983
United States Natural Gas/Natural Gas Liquids Pipelines - 2.6%(1)
DT Midstream, Inc.
4.375%, 06/15/2031 (3)	6,100,000	5,115,307
EQM Midstream Partners LP
5.500%, 07/15/2028	8,500,000	7,594,793
		12,710,100
United States Oil Field Services - 1.3%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	6,575,000	6,384,851
United States Other - 2.6%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	8,800,000	8,239,704
6.500%, 09/30/2026 (3)	5,000,000	4,581,675
		12,821,379
Total Corporate Bonds
(Cost $99,977,175)		95,269,526

Short-Term Investments - 2.7% (1)
United States Investment Company - 2.7% (1)
First American Government Obligations Fund, Class X, 4.374% (4)
(Cost $13,362,409)	13,362,409	13,362,409

Total Investments - 99.7% (1)
(Cost $379,867,720)		493,075,995
Other Assets in Excess of Liabilities, Net - 0.3%(1)		1,709,414
Total Net Assets - 100.0%(1)		$494,785,409

(1)	Calculated as a percentage of net assets.
(2)	Variable Rate Security - The rate shown is the rate in effect as of February 28, 2023.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
As of February 28, 2023, the value of these investments was $67,065,962, or 13.6% of total net assets.

(4)	Rate indicated is the current yield as of February 28, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$263,945,583	$-	$-	$263,945,583
Master Limited Partnerships	120,498,477	-	-	120,498,477
Corporate Bonds	-	95,269,526	-	95,269,526
Short-Term Investment	13,362,409	-	-	13,362,409
Total Investments	$397,806,469	$95,269,526	$-	$493,075,995

Refer to the Fund's Schedule of Investments for additional industry information.